Share-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 27, 2013 Plans	Sep. 28, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity incentive plans	3
Vesting period of options granted	4 years
Percentage of options granted to vest at the end of one year	25.00%
Exercisable period of options granted	10 years
Vesting period of RSUs granted	Annually over one, four or five years
Shares available for future grants	9,200,000
Total intrinsic value of options exercised	$ 8,400,000
Compensation cost expected to be recognized	10 months 24 days
Number of options granted	0	0
Common stock issued	46,493,000	45,583,000
Nonvested Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost	175,000
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost	12,500,000
Compensation cost expected to be recognized	2 years 10 months 24 days
2012 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost	$ 100,000
Maximum payroll deductions to purchase shares of the Company's common stock at a discount	15.00%
Initial offering period	In administering the ESPP, the board of directors has limited discretion to set the length of the offering periods thereunder. The board of directors has provided for an initial offering period of eight months following the IPO, followed by six-month offering periods thereafter.
Common stock issued	131,000	0
Increase in common stock available for issuance, maximum percentage	1.25%
Increase in common stock available for issuance, shares	550,000
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in common stock available for issuance, maximum percentage	4.00%
Increase in common stock available for issuance, shares	1,900,000